Rule 497(e)


                         LIBERTY ADVISOR
                 GROUP FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACT
                            ISSUED BY
                       Variable Account J
                               OF
            LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
               SUPPLEMENT DATED FEBRUARY 12, 1998
                               TO
               PROSPECTUS DATED NOVEMBER 15, 1997

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This supplement contains information about the availability of the Liberty All-Star Equity Fund, Variable Series ("Liberty All-
Star Equity") Sub-Account.

The Liberty All-Star Equity Sub-Account is now available as an investment option under the variable annuity based on the New
York Insurance Department's verbal approval of the addition of this Sub-Account.

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                     800-367-3653 (press 3)

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                         125 High Street
                   Boston, Massachusetts 02110






LA.SUP                                                      2/98